Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Segment information
Revenues (based on location at which the sale originated):	$ 1,158,898	$ 1,448,476	$ 1,601,883
Long-lived assets (all non-current assets):	55,169	63,343	55,013
Americas
Segment information
Revenues (based on location at which the sale originated):	533,580	770,249	783,109
Long-lived assets (all non-current assets):	8,703	8,967	8,547
United Kingdom
Segment information
Revenues (based on location at which the sale originated):	235,352	248,296	228,393
Long-lived assets (all non-current assets):	28,891	33,695	23,648
Malaysia
Segment information
Revenues (based on location at which the sale originated):	388,780	428,597	585,867
Long-lived assets (all non-current assets):	16,659	19,618	21,666
Other
Segment information
Revenues (based on location at which the sale originated):	1,186	1,334	4,514
Long-lived assets (all non-current assets):	$ 916	$ 1,063	$ 1,152